Income Taxes - Details of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets:
Depreciation and Amortization	$ 31,475	$ 29,498
Compensation and Benefits	54,410	35,120
Step up in tax basis due to the exchange of LP Units for Class A Shares	202,257	215,827
Other	44,065	38,349
Total Deferred Tax Assets	332,207	318,794
Deferred Tax Liabilities:
Goodwill, Intangible Assets and Other	25,273	19,169
Total Deferred Tax Liabilities	25,273	19,169
Net Deferred Tax Assets Before Valuation Allowance	306,934	299,625
Valuation Allowance	(1,510)	(1,510)
Net Deferred Tax Assets	$ 305,424	$ 298,115